Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on November 2, 2023. On September 30, 2024, in accordance with the Company’s memorandum of association and amendments thereto, the Company’s ordinary shares were re-designated as Class A ordinary shares and Class B ordinary shares, with the authorized share capital of 500,000,000,000 shares with a par value of US$0.0000001 per share. Both Class A ordinary shares and Class B ordinary shares rank pari passu in the event of liquidation and entitlement to declared dividends. The two classes of shares differ in their voting rights. Each Class A ordinary share is entitled to one vote per share, while each Class B ordinary share is entitled to 15 votes per share.

On September 30, 2024, The Company approved the reclassification of our issued and outstanding share capital. Each of our issued and unissued ordinary shares, par value of $0.0001 per share, was subdivided into 1,000 shares, par value of $0.0000001 per share. Upon the share subdivision, all of our existing shareholders surrendered, for nil consideration, the additional ordinary shares they hold as a result of the subdivision and continued holding the ordinary shares registered in their names before the subdivision. After such surrender of shares, all ordinary shares held by HMDA Limited, were re-designated as Class B Ordinary Shares, and all other issued and outstanding ordinary shares were re-designated as Class A Ordinary Shares. Following the reclassification, our authorized share capital became $50,000 divided into 399,966,500,000 Class A Ordinary Shares and 100,033,500,000 Class B Ordinary Shares, and we have 16,500,000 Class A Ordinary Shares and 33,500,000 Class B Ordinary Shares issued and outstanding after the share reclassification.

On February 18, 2025, The Company approved the irrevocable surrender for nil consideration of 7,260,000 Class A Ordinary Shares and 14,740,000 Class B Ordinary Shares in total from HMDA Limited, HMDE Limited, HMDC Limited, HMDD Limited, and Pinnacle Partners Inc. On February 18, 2025, The Company approved the transfer of 20,000 Class A Ordinary Shares from HMDC Limited to HMDF Limited. The Company recognizes the aforementioned agreement as part of the reorganization and has given retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender, starting from the earliest period presented. On October 21, 2025, the Company completed its initial public offering of 1,725,000 Class A Ordinary Shares. As of the date of this report, the Company has 10,965,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding.

On February 23, 2026, the Company’s shareholders approved the adoption of the second amended and restated memorandum and articles of association, reflecting a change of voting power of the Class B Ordinary Shares from 15 votes for each Class B Ordinary Share to 30 votes for each Class B Ordinary Share.